Retirement Benefit Obligations - Disclosure Of Retirement Benefit Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Non-qualified deferred compensation plan
Disclosure of defined benefit plans [line items]
Accrued (gain)/cost	$ 4,608	$ 4,037
Pension benefits
Disclosure of defined benefit plans [line items]
Accrued (gain)/cost	122	173
Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Accrued (gain)/cost	2,615	1,253
Retirement benefit obligations
Disclosure of defined benefit plans [line items]
Accrued (gain)/cost	$ 7,101	$ 5,117